Earnings per share	6 Months Ended
Jun. 30, 2019
Earnings per share
Earnings per share

7.      Earnings per share

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2019	20181	20181

Profit attributable to ordinary shareholders – basic and diluted (£m)	1,942	2,075	1,900

[1]Restated, see note 1.

Weighted average number of ordinary shares in issue – basic (m)	71,053	72,025	71,257
Adjustment for share options and awards (m)	663	670	612
Weighted average number of ordinary shares in issue – diluted (m)	71,716	72,695	71,869

Basic earnings per share	2.7p	2.9p	2.6p
Diluted earnings per share	2.7p	2.9p	2.6p